Commitments, Guarantees and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Loss Contingencies [Line Items]
Purchase obligations in 2014	$ 132
Purchase obligations in 2015	70
Purchase obligations in 2016	21
Purchase obligations in 2017	16
Purchase obligations thereafter	$ 14
New Tricare South Region Contract
Loss Contingencies [Line Items]
Contract term, years	5 years
Contract expiration date	Mar. 31, 2017
Puerto Rico Health Insurance Administration Contracts East Southeast And Southwest Regions
Loss Contingencies [Line Items]
Contract term, years	3 years
Contract expiration date	Jun. 30, 2013
Medicare
Loss Contingencies [Line Items]
Percentage of premiums and services revenue	74.00%
Military Services
Loss Contingencies [Line Items]
Percentage of premiums and services revenue	1.00%
Medicaid
Loss Contingencies [Line Items]
Percentage of premiums and services revenue	2.00%